Morgan Stanley Utilities Fund                             Two World Trade Center
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001              New York, New York 10048

Dear Shareholder:
During the six-month period ended June 30, 2001, the stock market - prompted by a rapidly slowing economy and disappointing corporate earnings - experienced a high degree of volatility. Within this difficult investment environment, utilities stocks in general, and Morgan Stanley Utilities Fund in particular, were further hindered by the poor performance of the telecommunications sector and the uncertainties associated with the California power crisis.

Market Overview
Within this period, news stories depicting electricity shortages and rolling blackouts in California kept investors focused on that state's ongoing power crisis, which resulted in part from a flawed deregulation plan. The dysfunctional electric market created serious financial challenges for both Edison International and PG&E, California's largest utilities companies, with the latter filing for bankruptcy protection. Although the Fund avoided both companies, instead favoring financially strong companies with growing merchant energy businesses and positive earnings growth momentum, the events in California raised concern over possible industry reregulation, which negatively affected the share price performance of many electric companies. Particularly hard hit were independent power producers (IPPs) operating in the state. On a more comforting note, nationwide electricity demand remains strong, which was underscored by the fact that many power companies posted record earnings results during the period.

Within the natural gas sector, a meaningful downtrend in gas prices was evident during the second quarter of 2001, primarily due to extremely mild weather patterns. As a result, natural gas stocks lagged those of other utility companies during this period, and several companies experienced significant share price erosion as a result of their exposure to the California crisis. Incremental demand from new power generation facilities and more-seasonal summer weather should help foster a firmer pricing environment as we enter the winter heating season. Despite the poor performance of natural gas stocks, however, it's important to note that many gas companies posted solid financial results as a result of healthy merchant energy activities such as the trading and marketing of gas and electric power.

Telecommunications stocks lagged the overall market because of a significant slowdown in economic growth, fears of bandwidth oversupply and the financial difficulties of many emerging carriers. Given this difficult environment, the Fund focused on stocks of financially solid companies, including the Regional Bell Operating Companies (RBOCS) and major cable companies. Both groups have performed historically well during periods of slower economic

Morgan Stanley Utilities Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

growth and are, we believe, well positioned to reap the potential rewards of a wide array of new service offerings.

Performance and Portfolio Strategy
Within this difficult environment, Morgan Stanley Utilities Fund's Class B shares provided a total return of -10.88 percent for the six-month period ended June 30, 2001, compared with -6.69 percent for the broad-based Standard & Poor's 500 Index.* For the same period, the Fund's Class A, C and D shares returned -10.53 percent, -10.85 percent and -10.44 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

While weakness across all of the Fund's primary investment segments contributed to its underperformance relative to its broad-based S&P benchmark, the natural gas sector, which declined more than 19 percent during the period (as measured by the AMEX Natural Gas Index), was a significant detractor from Fund performance.

Given the uncertain investment environment, the Fund's portfolio management team implemented a strategy that focused on defensive investments, including an increase in the Fund's overall cash level in an effort to mitigate portfolio volatility. On June 30, 2001, 84 percent of the Fund's net assets was allocated to utility and utility-related equities, 7 percent to high-quality fixed-income securities and 9 percent to cash and cash equivalents. Within the equity component, 53 percent was allocated to electric power, 29 percent to telecommunications and 18 percent to energy and other utility-related industries. Adding a further degree of diversification to the Fund's portfolio were selective international holdings (5 percent of its net assets), which focused on the telecommunications sector.

Among the Fund's largest equity holdings on June 30, 2001, were Verizon, BellSouth and Alltel (telecommunications), Duke Energy and Public Service Enterprise Group (electric power) and El Paso Energy and the Williams Companies (natural gas). New additions to the Fund during the first half of the fiscal year included Chevron (oil), Peabody Energy (coal) and several high-quality cable companies such as Comcast, Cox Communications and AOL Time Warner.

In February, management of the Fund's fixed-income portion was assumed by Angelo Manioudakis and Charles Moon. Mr. Manioudakis is a Principal of Morgan Stanley Investment Advisors Inc., the Fund's Investment Manager, and Miller Anderson & Sherrerd, LLP ("MAS"),

---------------------
*The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

Morgan Stanley Utilities Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

an affiliate of the Investment Manager. He has been managing portfolios for MAS and its investment advisory affiliates for more than five years. Mr. Moon is a Vice President of the Investment Manager and MAS (since 1999) and prior thereto was a Vice President and Global Banks Analyst for Citigroup (1993-1999).

Under the direction of its new fixed-income managers, the primary repositioning of the Fund's fixed-income portfolio was completed during the second quarter. Going forward, it is currently anticipated that the fixed-income portfolio will likely experience further modifications as relative value opportunities arise. In the project finance sector, the Fund's position in Petrozuata Finance (a 50 percent stake by Conoco) was increased, while a new position was initiated in Oxymar, a Texas project sponsored by Occidental Petroleum, Geon and Maurubeni. On June 30, 2001, the Fund's fixed-income portion remained well diversified with a weighted average credit rating of Baa1 and BBB+, as measured by Moody's Investors Service Inc. and Standard & Poor's, respectively.

Looking Ahead
Going forward, we will continue to monitor the California situation closely and seek to make investments prudently with an eye toward seeking attractive total returns and managing risk. Despite the near-term challenges facing California, we believe that fundamentals remain attractive for many power and gas companies and in our view it appears that the market has over-reacted on the downside. During the second half of 2001, we anticipate a potential recovery in the market value of both sectors as issues are resolved and investor confidence returns.

Within the Fund's portfolio, we currently anticipate prudently and systematically building upon its telecom services component as fundamentals strengthen and investor sentiment improves. As we enter the second half of the fiscal year, we believe that the Fund remains well structured to meet its objectives of capital appreciation and current income.

We appreciate your ongoing support of Morgan Stanley Utilities Fund and look forward to serving your future investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Utilities Fund
FUND PERFORMANCE - JUNE 30, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 6/30/01
--------------------
1 Year                     (5.38)%(1)  (10.35)%(2)
Since Inception (7/28/97)  11.73 %(1)   10.20 %(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 6/30/01
--------------------
1 Year                     (6.10)%(1)  (6.96)%(2)
Since Inception (7/28/97)  10.87 %(1)  10.87 %(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 6/30/01
--------------------
1 Year                     (6.12)%(1)  (10.40)%(2)
5 Years                    10.82 %(1)   10.56 %(2)
10 Years                   10.66 %(1)   10.66 %(2)

                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 6/30/01
--------------------
1 Year                     (5.15)%(1)
Since Inception (7/28/97)  11.97 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)

NUMBER OF
  SHARES                                                                        VALUE
------------------------------------------------------------------------------------------
             Common Stocks (83.9%)
             Electric Utilities (44.2%)
   649,000   AES Corp.*..................................................  $   27,939,450
   930,000   Allegheny Energy, Inc. .....................................      44,872,500
   605,000   Ameren Corp. ...............................................      25,833,500
   710,000   American Electric Power Co., Inc. ..........................      32,780,700
   325,000   Avista Corp. ...............................................       6,493,500
   709,000   Calpine Corp.*..............................................      26,800,200
   999,470   Cinergy Corp. ..............................................      34,931,477
   446,000   CMS Energy Corp. ...........................................      12,421,100
   425,000   Consolidated Edison, Inc. ..................................      16,915,000
   785,000   Constellation Energy Group, Inc. ...........................      33,441,000
   752,000   Dominion Resources, Inc. ...................................      45,217,760
 1,220,750   DPL, Inc. ..................................................      35,352,920
   715,000   DTE Energy Co...............................................      33,204,600
 1,302,724   Duke Energy Corp. ..........................................      50,819,263
   205,000   Emerson Electric Co.........................................      12,402,500
   635,000   Endesa S.A. (ADR) (Spain)...................................      10,083,800
   505,000   Energy East Corp. ..........................................      10,559,550
   420,000   Entergy Corp. ..............................................      16,123,800
   560,000   Exelon Corp. ...............................................      35,907,200
   725,000   FirstEnergy Corp. ..........................................      23,316,000
   225,000   FPL Group, Inc. ............................................      13,547,250
   764,000   General Electric Co.........................................      37,245,000
   753,000   GPU, Inc. ..................................................      26,467,950
   510,000   Kansas City Power & Light Co................................      12,520,500
   698,361   Mirant Corp.*...............................................      24,023,618
   505,000   Montana Power Co.*..........................................       5,858,000
   395,000   NRG Energy, Inc.*...........................................       8,721,600
   500,000   NSTAR.......................................................      21,280,000
   648,000   Pinnacle West Capital Corp. ................................      30,715,200
   775,000   PPL Corp. ..................................................      42,625,000
   340,000   Progress Energy, Inc. ......................................      15,272,800
   940,000   Public Service Enterprise Group, Inc. ......................      45,966,000
   645,000   Reliant Energy, Inc. .......................................      20,775,450
   400,000   Reliant Resources, Inc.*....................................       9,880,000
   700,000   SCANA Corp. ................................................      19,880,000
 1,105,000   Southern Co. (The)..........................................      25,691,250
   476,000   TECO Energy, Inc. ..........................................      14,518,000
   956,000   TXU Corp. ..................................................      46,069,640
 1,049,800   Xcel Energy, Inc. ..........................................      29,866,810
                                                                           --------------
                                                                              986,339,888
                                                                           --------------
             Energy (15.4%)
   500,000   AGL Resources, Inc. ........................................      11,875,000
   325,000   Chevron Corp. ..............................................      29,412,500


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                        VALUE
------------------------------------------------------------------------------------------
   785,000   Dynegy, Inc. (Class A)......................................  $   36,502,500
   902,070   El Paso Corp. ..............................................      47,394,758
   534,274   Enron Corp. ................................................      26,179,426
   335,000   Exxon Mobil Corp. ..........................................      29,262,250
   660,200   KeySpan Corp. ..............................................      24,084,096
   300,000   New Jersey Resources Corp. .................................      13,560,000
   860,000   NiSource Inc. ..............................................      23,503,800
   152,800   Peabody Energy Corp.*.......................................       5,004,200
   604,511   Sempra Energy...............................................      16,527,331
   944,000   UtiliCorp United Inc. ......................................      28,839,200
   320,000   WGL Holdings Inc. ..........................................       8,675,200
 1,351,000   Williams Companies, Inc. (The)..............................      44,515,450
                                                                           --------------
                                                                              345,335,711
                                                                           --------------
             Telecommunications (24.3%)
   729,899   ALLTEL Corp. ...............................................      44,713,674
   197,000   American Tower Corp. (Class A)*.............................       4,071,990
   740,000   AOL Time Warner Inc.*.......................................      39,220,000
   490,917   AT&T Corp. .................................................      10,800,174
   271,900   AT&T Wireless Group, Inc.*..................................       4,445,565
   794,000   BCE, Inc. (Canada)..........................................      20,882,200
 1,151,000   BellSouth Corp. ............................................      46,350,770
   879,000   BroadWing Inc.*.............................................      21,491,550
   310,000   Cablevision Systems Corp. (Class A)*........................      18,135,000
   866,250   CenturyTel, Inc. ...........................................      26,247,375
   483,000   Charter Communications, Inc. (Class A)*.....................      11,278,050
   650,000   Comcast Corp. (Class A Special)*............................      28,210,000
   184,000   Cox Communications, Inc. (Class A)*.........................       8,151,200
   187,000   Crown Castle International Corp.*...........................       3,066,800
   525,000   Nextel Communications, Inc. (Class A)*......................       9,187,500
   950,397   Qwest Communications International, Inc.*...................      30,289,152
   867,972   SBC Communications, Inc. ...................................      34,770,958
 1,206,000   Sprint Corp. (FON Group)....................................      25,760,160
   698,000   Sprint Corp. (PCS Group)*...................................      16,856,700
   613,855   Telefonica de Espana S.A. (ADR) (Spain)*....................      22,859,960
   560,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)..........      19,650,400
 1,033,160   Verizon Communications Inc. ................................      55,274,060
   925,000   Vodafone Group PLC (ADR) (United Kingdom)...................      20,673,750
 1,283,753   WorldCom, Inc.*.............................................      19,204,945
                                                                           --------------
                                                                              541,591,933
                                                                           --------------
             Total Common Stocks (Cost $1,139,747,639)...................   1,873,267,532
                                                                           --------------


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON   MATURITY
THOUSANDS                                                              RATE      DATE          VALUE
---------------------------------------------------------------------------------------------------------
            Corporate Bonds (6.6%)
            Electric Utilities (2.6%)
 $ 6,100    American Electric Power Co., Inc. ......................   6.125%  05/15/06   $    6,020,517
   5,000    Consumers Energy Co. ...................................   7.375   09/15/23        4,646,050
   3,335    DTE Energy Co. .........................................   7.05    06/01/11        3,346,206
   8,390    Exelon Corp.............................................   6.75    05/01/11        8,258,864
   5,070    MidAmerican Funding Inc. ...............................   6.75    03/01/11        4,946,698
   7,685    Mirant Americas General - 144A**........................   7.625   05/01/06        7,737,873
   6,250    NRG Energy, Inc. .......................................   7.75    04/01/11        6,333,687
     850    PG&E National Energy Group - 144A**.....................  10.375   05/16/11          856,290
   6,295    Progress Energy, Inc. ..................................   7.10    03/01/11        6,368,085
   8,325    PSE&G Energy Holdings...................................   9.125   02/10/04        8,685,556
   1,550    South Carolina Electric & Gas Co. ......................   7.50    06/15/05        1,624,508
                                                                                          --------------
                                                                                              58,824,334
                                                                                          --------------
            Energy (1.7%)
   5,500    Coastal Corp............................................   9.625   05/15/12        6,334,295
   5,000    Colorado Interstate Gas Co. ............................  10.00    06/15/05        5,567,250
   5,000    Columbia Gas System, Inc. ..............................   7.62    11/28/25        4,639,450
   5,000    Duke Energy Field Services..............................   8.125   08/16/30        5,254,600
   3,800    Nisource Finance Corp. - 144A**.........................   7.875   11/15/10        4,024,770
   2,070    Oxymar - 144A**.........................................   7.50    02/15/16        1,687,050
   3,410    Petrozuata Finance Inc. - 144A**........................   8.22    04/01/17        2,662,733
   2,165    Ras Laffan Liquid Natural Gas - 144A**..................   8.294   03/15/14        2,055,494
   5,000    Transco Energy Co. .....................................   9.875   06/15/20        5,817,550
                                                                                          --------------
                                                                                              38,043,192
                                                                                          --------------
            Telecommunications (2.3%)
   3,500    AT&T Wireless Group, Inc. - 144A**......................   7.875   03/01/11        3,505,110
     750    BellSouth Telecommunications, Inc. .....................   6.375   06/01/28          667,620
   1,850    British Sky Broadcasting Group, Inc. (United Kingdom)...   6.875   02/23/09        1,702,758
   3,020    British Telecom PLC (United Kingdom)....................   8.625   12/15/30        3,261,570
   5,000    Cox Enterprises Inc. - 144A**...........................   7.375   07/15/27        4,592,050
   3,400    Deutsche Telekom International Finance Corp.
              (Netherlands).........................................   8.25    06/15/30        3,470,380
   5,000    GTE Corp................................................   6.94    04/15/28        4,670,500
   5,070    Qwest Capital Funding - 144A**..........................   7.90    08/15/10        5,218,551
   5,000    Telephone & Data Systems, Inc. .........................  10.00    01/15/21        5,283,250
   5,000    Telephone & Data Systems, Inc. .........................   9.58    11/19/21        5,052,150
   1,840    Telus Corp. (Canada)....................................   8.00    06/01/11        1,872,329
   5,000    Vodafone Airtouch Inc. (United Kingdom).................   7.875   02/15/30        5,210,750
   5,250    WorldCom, Inc. .........................................   8.25    05/15/31        5,161,433
                                                                                          --------------
                                                                                              49,668,451
                                                                                          --------------
            Total Corporate Bonds (Cost $143,505,208)..................................      146,535,977
                                                                                          --------------


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON   MATURITY
THOUSANDS                                                              RATE      DATE          VALUE
---------------------------------------------------------------------------------------------------------
            U.S. Government & Agency Obligations (0.7%)
 $12,500    Tennessee Valley Authority..............................   6.00%   09/24/02   $   12,753,875
   3,000    U.S. Treasury Note......................................  15.75    11/15/01        3,130,320
                                                                                          --------------
            Total U.S. Government & Agency Obligations (Cost $15,883,205)..............       15,884,195
                                                                                          --------------
            Short-Term Investments (9.1%)
            U.S. Government Agency (a) (9.0%)
 200,000    Federal Home Loan Bank (Cost $199,978,111)..............   3.94    07/02/01      199,978,111
            Repurchase Agreement (0.1%)
   2,555    The Bank of New York (dated 06/29/01; proceeds
              $2,556,070) (b) (Cost $2,555,245).....................   3.875   07/02/01        2,555,245
                                                                                          --------------
            Total Short-Term Investments (Cost $202,533,356)..................               202,533,356
                                                                                          --------------
            Total Investments (Cost $1,501,669,408) (c).......................    100.3%   2,238,221,060
            Liabilities in Excess of Other Assets.............................     (0.3)      (7,267,565)
                                                                                  -----   --------------
            Net Assets........................................................    100.0%  $2,230,953,495
                                                                                  =====   ==============

---------------------

   ADR      American Depository Receipt.
    *       Non-income producing security.
    **      Resale is restricted to qualified institutional investors.
   (a)      Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
   (b)      Collateralized by $2,436,304 Federal Home Loan Mortgage
            Corp. 6.875% due 09/15/10 valued at $2,606,365.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $772,033,202 and the aggregate gross unrealized depreciation is $35,481,550, resulting in net unrealized appreciation of $736,551,652.


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $1,501,669,408).....................................  $2,238,221,060
Receivable for:
    Investments sold........................................       5,319,557
    Interest................................................       3,052,401
    Dividends...............................................       2,540,675
    Shares of beneficial interest sold......................         694,373
    Foreign withholding taxes reclaimed.....................         233,679
Prepaid expenses and other assets...........................         132,993
                                                              --------------
    Total Assets............................................   2,250,194,738
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................      14,025,371
    Shares of beneficial interest repurchased...............       2,097,261
    Plan of distribution fee................................       1,860,362
    Investment management fee...............................       1,029,536
Accrued expenses and other payables.........................         228,713
                                                              --------------
    Total Liabilities.......................................      19,241,243
                                                              --------------
    Net Assets..............................................  $2,230,953,495
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,318,665,432
Net unrealized appreciation.................................     736,551,652
Accumulated undistributed net investment income.............       1,805,405
Accumulated undistributed net realized gain.................     173,931,006
                                                              --------------
    Net Assets..............................................  $2,230,953,495
                                                              ==============
Class A Shares:
Net Assets..................................................     $15,846,991
Shares Outstanding (unlimited authorized, $.01 par value)...         955,724
    Net Asset Value Per Share...............................          $16.58
                                                                      ======
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......          $17.50
                                                                      ======
Class B Shares:
Net Assets..................................................  $2,195,170,224
Shares Outstanding (unlimited authorized, $.01 par value)...     131,968,048
    Net Asset Value Per Share...............................          $16.63
                                                                      ======
Class C Shares:
Net Assets..................................................     $14,884,800
Shares Outstanding (unlimited authorized, $.01 par value)...         895,636
    Net Asset Value Per Share...............................          $16.62
                                                                      ======

Class D Shares:
Net Assets..................................................      $5,051,480
Shares Outstanding (unlimited authorized, $.01 par value)...         305,001
    Net Asset Value Per Share...............................          $16.56
                                                                      ======


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2001 (unaudited)

Net Investment Income:
Income
Dividends (net of $175,943 foreign withholding tax).........  $  25,306,873
Interest....................................................     11,798,294
                                                              -------------
    Total Income............................................     37,105,167
                                                              -------------
Expenses
Plan of distribution fee (Class A shares)...................         18,346
Plan of distribution fee (Class B shares)...................     11,801,753
Plan of distribution fee (Class C shares)...................         81,053
Investment management fee...................................      6,572,913
Transfer agent fees and expenses............................        995,814
Shareholder reports and notices.............................         83,516
Custodian fees..............................................         48,957
Registration fees...........................................         34,897
Professional fees...........................................         31,380
Trustees' fees and expenses.................................         10,937
Other.......................................................         14,262
                                                              -------------
    Total Expenses..........................................     19,693,828
                                                              -------------
    Net Investment Income...................................     17,411,339
                                                              -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    175,276,590
Net change in unrealized appreciation.......................   (477,775,740)
                                                              -------------
    Net Loss................................................   (302,499,150)
                                                              -------------
Net Decrease................................................  $(285,087,811)
                                                              =============


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                               MONTHS ENDED         ENDED
                                                              JUNE 30, 2001    DECEMBER 31, 2000
                                                              --------------    --------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $   17,411,339    $   36,035,773
Net realized gain...........................................     175,276,590       198,048,324
Net change in unrealized appreciation.......................    (477,775,740)      (62,182,627)
                                                              --------------    --------------

    Net Increase (Decrease).................................    (285,087,811)      171,901,470
                                                              --------------    --------------
Dividends and Distributions to Shareholders From:
Net investment income
    Class A shares..........................................        (173,556)         (319,020)
    Class B shares..........................................     (15,693,407)      (34,666,336)
    Class C shares..........................................        (105,276)         (207,802)
    Class D shares..........................................         (71,486)         (649,317)
Net realized gain
    Class A shares..........................................        (333,175)       (1,168,712)
    Class B shares..........................................     (47,048,909)     (190,871,745)
    Class C shares..........................................        (320,650)       (1,245,840)
    Class D shares..........................................        (108,320)       (2,111,537)
                                                              --------------    --------------

    Total Dividends and Distributions.......................     (63,854,779)     (231,240,309)
                                                              --------------    --------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (115,212,963)      (11,260,313)
                                                              --------------    --------------

    Net Decrease............................................    (464,155,553)      (70,599,152)
Net Assets:
Beginning of period.........................................   2,695,109,048     2,765,708,200
                                                              --------------    --------------

    End of Period
    (Including accumulated undistributed net investment
    income of $1,805,405 and $509,128, respectively)........  $2,230,953,495    $2,695,109,048
                                                              ==============    ==============


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Utilities Fund (the "Fund"), formerly Morgan Stanley Dean Witter Utilities Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to the procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors, Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day; 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,720,900 at June 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $667,760 and received $42,750 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2001 aggregated $554,257,287 and $785,502,664, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $12,784,250 and $8,958,500, respectively.

For the six months ended June 30, 2001, the Fund incurred $26,325 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended June 30, 2001, the Fund incurred brokerage commissions of $90,927 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,599. At June 30, 2001, the Fund had an accrued pension liability of $55,947 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
As of December 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                 FOR THE YEAR
                                                          MONTHS ENDED                     ENDED
                                                          JUNE 30,2001               DECEMBER 31, 2000
                                                   ---------------------------   -------------------------
                                                           (unaudited)
                                                     SHARES         AMOUNT         SHARES        AMOUNT
                                                   -----------   -------------   ----------   ------------
CLASS A SHARES
Sold.............................................      221,533   $   3,926,131      727,113   $ 14,571,992
Reinvestment of dividends and distributions......       24,303         398,681       64,477      1,240,853
Redeemed.........................................     (173,801)     (3,107,244)    (662,031)   (13,264,113)
                                                   -----------   -------------   ----------   ------------
Net increase - Class A...........................       72,035       1,217,568      129,559      2,548,732
                                                   -----------   -------------   ----------   ------------
CLASS B SHARES
Sold.............................................    4,995,273      89,922,391   11,543,029    233,200,480
Reinvestment of dividends and distributions......    3,160,029      51,969,755    9,767,316    188,097,280
Redeemed.........................................  (13,065,074)   (233,901,454)  (22,143,589) (446,842,223)
                                                   -----------   -------------   ----------   ------------
Net decrease - Class B...........................   (4,909,772)    (92,009,308)    (833,244)   (25,544,463)
                                                   -----------   -------------   ----------   ------------
CLASS C SHARES
Sold.............................................      152,262       2,742,238      495,107      9,965,405
Reinvestment of dividends and distributions......       23,390         384,186       68,264      1,309,749
Redeemed.........................................     (241,145)     (4,281,763)    (190,550)    (3,825,543)
                                                   -----------   -------------   ----------   ------------
Net increase (decrease) - Class C................      (65,493)     (1,155,339)     372,821      7,449,611
                                                   -----------   -------------   ----------   ------------
CLASS D SHARES
Sold.............................................      126,306       2,277,100      789,297     15,947,336
Reinvestment of dividends and distributions......       10,225         167,571      137,162      2,638,437
Redeemed.........................................   (1,420,748)    (25,710,555)    (711,840)   (14,299,966)
                                                   -----------   -------------   ----------   ------------
Net increase (decrease) - Class D................   (1,284,217)    (23,265,884)     214,619      4,285,807
                                                   -----------   -------------   ----------   ------------
Net decrease in Fund.............................   (6,187,447)  $(115,212,963)    (116,245)  $(11,260,313)
                                                   ===========   =============   ==========   ============

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

7. Change in Accounting Policy
Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $71,337 decrease in the cost of securities and a corresponding $71,337 decrease to net investment income based on securities held as of December 31, 2000.

The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $247,343; increase unrealized appreciation by $75,211; and increase net realized gains by $172,132. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                                 FOR THE SIX             FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                                MONTHS ENDED          --------------------------------------        THROUGH
                                                JUNE 30, 2001           2000           1999           1998     DECEMBER 31, 1997
                                                -------------         --------       --------       --------   -----------------
                                                 (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period..........      $19.16             $19.65         $19.22         $17.01         $15.89
                                                    ------             ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment income.......................        0.20               0.41           0.50           0.54           0.27
  Net realized and unrealized gain (loss).....       (2.23)              0.99           1.53           3.24           2.52
                                                    ------             ------         ------         ------         ------

Total income (loss) from investment
  operations..................................       (2.03)              1.40           2.03           3.78           2.79
                                                    ------             ------         ------         ------         ------

Less dividends and distributions from:
  Net investment income.......................       (0.19)             (0.42)         (0.51)         (0.55)         (0.35)
  Net realized gain...........................       (0.36)             (1.47)         (1.09)         (1.02)         (1.32)
                                                    ------             ------         ------         ------         ------

Total dividends and distributions.............       (0.55)             (1.89)         (1.60)         (1.57)         (1.67)
                                                    ------             ------         ------         ------         ------

Net asset value, end of period................      $16.58             $19.16         $19.65         $19.22         $17.01
                                                    ======             ======         ======         ======         ======

Total Return+.................................      (10.53)%(1)          7.30%         10.97%         22.86%         18.06%(1)

Ratios To Average Net Assets:
Expenses......................................        0.88 %(2)(3)       0.87%(3)       0.85%(3)       0.90%(3)       0.92%(2)

Net investment income.........................        2.20%(2)(3)(4)     2.06%(3)       2.55%(3)       2.98%(3)       4.05%(2)

Supplemental Data:
Net assets, end of period, in thousands.......     $15,847            $16,929        $14,817        $10,357         $3,581

Portfolio turnover rate.......................          25 %(1)            12%            14%             6%             6%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets by 0.04%. The
         Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                 FOR THE SIX                                   FOR THE YEAR ENDED DECEMBER 31,
                                MONTHS ENDED                              ------------------------------------------
                               JUNE 30, 2001++           2000++             1999++          1998++         1997*++        1996
                               ---------------         ----------         ----------      ----------      ----------   ----------
                                 (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of
  period.....................        $19.21                $19.70             $19.26        $  17.04        $  15.22     $  15.15
                                     ------                ------             ------        --------        --------     --------

Income (loss) from investment
  operations:
  Net investment income......          0.13                  0.26               0.35            0.40            0.50         0.56
  Net realized and unrealized
    gain (loss)..............         (2.23)                 0.99               1.54            3.25            3.28         0.16
                                     ------                ------             ------        --------        --------     --------

Total income (loss) from
  investment operations......         (2.10)                 1.25               1.89            3.65            3.78         0.72
                                     ------                ------             ------        --------        --------     --------

Less dividends and
  distributions from:
  Net investment income......         (0.12)                (0.27)             (0.36)          (0.41)          (0.51)       (0.58)
  Net realized gain..........         (0.36)                (1.47)             (1.09)          (1.02)          (1.45)       (0.07)
                                     ------                ------             ------        --------        --------     --------

Total dividends and
  distributions..............         (0.48)                (1.74)             (1.45)          (1.43)          (1.96)       (0.65)
                                     ------                ------             ------        --------        --------     --------

Net asset value, end of
  period.....................        $16.63                $19.21             $19.70        $  19.26        $  17.04     $  15.22
                                     ======                ======             ======        ========        ========     ========

Total Return+................        (10.88)%(1)             6.47%             10.09%          21.95%          25.79%        4.99%

Ratios to Average Net Assets:
Expenses.....................          1.65 %(2)(3)          1.63%(3)           1.65%(3)        1.65%(3)        1.67%        1.64%

Net investment income........          1.43 %(2)(3)(4)       1.30%(3)           1.75%(3)        2.23%(3)        3.15%        3.63%

Supplemental Data:
Net assets, end of period, in
 thousands...................    $2,195,170            $2,629,320         $2,712,326      $2,751,600      $2,430,270   $2,676,945

Portfolio turnover rate......            25 %(1)               12%                14%              6%              6%           7%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date, other than shares then held by certain employee benefit plans, have been designated as Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets by 0.04%. The
         Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                               FOR THE PERIOD
                                                FOR THE SIX             FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                               MONTHS ENDED          --------------------------------------        THROUGH
                                               JUNE 30, 2001           2000           1999           1998     DECEMBER 31, 1997
                                               -------------         --------       --------       --------   -----------------
                                                (unaudited)
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period.........      $19.19             $19.69         $19.26         $17.06         $15.89
                                                   ------             ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment income......................        0.13               0.26           0.34           0.40           0.22
  Net realized and unrealized gain (loss)....       (2.22)              0.98           1.54           3.25           2.51
                                                   ------             ------         ------         ------         ------

Total income (loss) from investment
  operations.................................       (2.09)              1.24           1.88           3.65           2.73
                                                   ------             ------         ------         ------         ------

Less dividends and distributions from:
  Net investment income......................       (0.12)             (0.27)         (0.36)         (0.43)         (0.24)
  Net realized gain..........................       (0.36)             (1.47)         (1.09)         (1.02)         (1.32)
                                                   ------             ------         ------         ------         ------

Total dividends and distributions............       (0.48)             (1.74)         (1.45)         (1.45)         (1.56)
                                                   ------             ------         ------         ------         ------

Net asset value, end of period...............      $16.62             $19.19         $19.69         $19.26         $17.06
                                                   ======             ======         ======         ======         ======

Total Return+................................      (10.85)%(1)          6.47%         10.09%         21.92%         17.67%(1)

Ratios to Average Net Assets:
Expenses.....................................        1.65 %(2)(3)       1.63%(3)       1.65%(3)       1.65%(3)       1.69%(2)

Net investment income........................        1.43 %(2)(3)(4)    1.30%(3)       1.75%(3)       2.23%(3)       3.14%(2)

Supplemental Data:
Net assets, end of period, in thousands......     $14,885            $18,445        $11,583         $6,532         $1,405

Portfolio turnover rate......................          25 %(1)            12%            14%             6%             6%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets by 0.04%. The
         Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                              FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                              MONTHS ENDED          --------------------------------------        THROUGH
                                              JUNE 30, 2001           2000           1999           1998     DECEMBER 31, 1997
                                              -------------         --------       --------       --------   -----------------
                                               (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period........      $19.14             $19.63        $ 19.21        $ 16.99         $15.89
                                                  ------             ------        -------        -------         ------

Income (loss) from investment operations:
  Net investment income.....................        0.23               0.46           0.54           0.58           0.22
  Net realized and unrealized gain (loss)...       (2.24)              0.99           1.52           3.25           2.58
                                                  ------             ------        -------        -------         ------

Total income (loss) from investment
  operations................................       (2.01)              1.45           2.06           3.83           2.80
                                                  ------             ------        -------        -------         ------

Less dividends and distributions from:
  Net investment income.....................       (0.21)             (0.47)         (0.55)         (0.59)         (0.38)
  Net realized gain.........................       (0.36)             (1.47)         (1.09)         (1.02)         (1.32)
                                                  ------             ------        -------        -------         ------

Total dividends and distributions...........       (0.57)             (1.94)         (1.64)         (1.61)         (1.70)
                                                  ------             ------        -------        -------         ------

Net asset value, end of period..............      $16.56             $19.14        $ 19.63        $ 19.21         $16.99
                                                  ======             ======        =======        =======         ======

Total Return+...............................      (10.44)%(1)          7.57%         11.13%         23.21%         18.13%(1)

Ratios to Average Net Assets:
Expenses....................................        0.65 %(2)(3)       0.63%(3)       0.65%(3)       0.65%(3)       0.67%(2)

Net investment income.......................        2.43 %(2)(3)(4)    2.30%(3)       2.75%(3)       3.23%(3)       4.21%(2)

Supplemental Data:
Net assets, end of period, in thousands.....      $5,051            $30,414        $26,983        $24,920        $17,106

Portfolio turnover rate.....................          25 %(1)            12%            14%             6%             6%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets by 0.04%. The
         Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Edward F. Gaylor
Vice President

Ronald B. Silvestri
Vice President

Angelo Manioudakis
Vice President

Charles Moon
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
UTILITIES FUND

Semiannual Report
June 30, 2001